Trade Receivables and Other Account Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivables and other account receivables [Abstract]
Schedule of Trade Receivables and Other Account Receivables

The balance of trade receivables and other account receivables is shown below:

	As at December 31,
	2024	2023
Trade receivables (Note 8.1.)	467,400	466,087
Other account receivables (Note 8.2.)	202,758	251,182
Total trade receivables and other account receivables	670,158	717,269
Current	659,699	704,931
Non-Current	10,459	12,338

Schedule of Trade Receivables

The balance of trade receivables is shown below:

	As at December 31,
	2024	2023
Trade accounts	419,384	391,552
Rentals and dealers	42,741	41,122
Sale of real-estate project inventories (1)	10,800	39,277
Employee funds and lending	4,626	3,799
Allowance for expected credit loss	(10,151)	(9,663)
Trade receivables	467,400	466,087

(1)	The decrease corresponds to the sale of the Montevideo real estate project, which was paid for in October by Constructora Bolivar and Crusezar.

Schedule of Movement in the Allowance for Expected Credit Losses

The movement in the allowance for expected credit losses during the periods was as follows:

Balance at December 31, 2021	25,268
Additions	30,802
Reversal of allowance for expected credit losses (Note 31)	(26,093)
Write-off of receivables	(4,976)
Effect of exchange difference from translation into presentation currency	(2,119)
Balance at December 31, 2022	22,882
Additions (Note 29)	23,387
Reversal of allowance for expected credit losses (Note 31)	(18,010)
Write-off of receivables	(12,333)
Effect of exchange difference from translation into presentation currency	(6,263)
Balance at December 31, 2023	9,663
Additions (Note 29)	39,514
Reversal of allowance for expected credit losses (Note 31)	(28,985)
Write-off of receivables	(9,862)
Effect of exchange difference from translation into presentation currency	(179)
Balance at December 31, 2024	10,151

Schedule of Other Receivables

The balance of other account receivables is shown below:

	As at December 31,
	2024	2023
Business agreements (1)	77,190	123,932
Loans or advances to employees	34,894	33,142
Recoverable taxes (2)	29,294	51,340
Money remittances	8,857	18,892
Long-term receivable	3,405	3,598
Maintenance fees	2,711	2,649
Money transfer services	1,575	653
Sale of fixed assets, intangible assets and other assets	389	141
Other (3)	44,443	16,835
Total other account receivables	202,758	251,182

1)	The variation is mainly due to a decrease in the account receivable from Caja de Compensación Familiar Cafam related to family subsidies amounting to $19,887. Additionally, there was a reduction in the account receivable for agreements with companies providing benefits to their members amounting to $9,663.

(2)	The decrease corresponds mainly to compensation of a favorable balance in VAT.

(3)	It mainly corresponds to accounts receivable for embargoes and administration fees for shopping centers.

Schedule of Detail by Age of Trade Receivables and Other Receivables, Without Considering Allowance for Expected Credit Losses

The detail by age of trade receivables and other receivables, without considering allowance for expected credit losses, is shown below:

Period	Total	Less than 30 days	From 31 to 60 days	From 61 to 90 days	More than 90 days
December 31, 2024	680,309	630,243	4,105	2,255	43,706
December 31, 2023	726,932	686,325	7,665	2,138	30,804